Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.37%
Aerospace & Defense–1.71%
Raytheon Technologies Corp.	566,753	$52,827,047
Agricultural & Farm Machinery–1.38%
Deere & Co.(b)	124,428	42,701,201
Air Freight & Logistics–3.16%
FedEx Corp.	61,895	14,427,105
United Parcel Service, Inc., Class B	426,004	83,023,920
		97,451,025
Application Software–1.16%
Manhattan Associates, Inc.(c)	74,786	10,520,147
Synopsys, Inc.(c)	68,417	25,143,247
		35,663,394
Automobile Manufacturers–1.85%
General Motors Co.(c)	825,385	29,928,460
Tesla, Inc.(c)	30,558	27,240,929
		57,169,389
Automotive Retail–1.55%
O’Reilly Automotive, Inc.(c)	67,860	47,745,617
Biotechnology–0.93%
Seagen, Inc.(b)(c)	159,137	28,641,477
Commodity Chemicals–0.84%
Valvoline, Inc.(b)	805,504	25,953,339
Communications Equipment–1.07%
Motorola Solutions, Inc.	138,194	32,971,707
Construction Materials–1.27%
Vulcan Materials Co.	237,707	39,300,098
Consumer Finance–1.58%
American Express Co.	316,283	48,713,908
Data Processing & Outsourced Services–1.36%
Fiserv, Inc.(c)	395,830	41,831,314
Distillers & Vintners–0.71%
Constellation Brands, Inc., Class A	89,533	22,052,873
Diversified Banks–1.91%
JPMorgan Chase & Co.	511,212	58,973,416
Electric Utilities–2.38%
FirstEnergy Corp.	1,553,476	63,847,864
Southern Co. (The)	122,577	9,424,945
		73,272,809
Environmental & Facilities Services–0.71%
Waste Connections, Inc.	164,449	21,932,563
Financial Exchanges & Data–1.04%
Intercontinental Exchange, Inc.	314,824	32,108,900
Food Distributors–0.99%
Sysco Corp.	358,114	30,403,879
Shares		Value
General Merchandise Stores–0.38%
Dollar General Corp.	46,651	$11,589,508
Health Care Facilities–2.06%
HCA Healthcare, Inc.	165,950	35,251,099
Tenet Healthcare Corp.(c)	429,499	28,398,474
		63,649,573
Health Care Services–1.71%
CVS Health Corp.	551,832	52,799,286
Health Care Supplies–0.60%
Cooper Cos., Inc. (The)	56,583	18,502,641
Homebuilding–0.86%
D.R. Horton, Inc.	338,072	26,379,758
Hotels, Resorts & Cruise Lines–1.17%
Airbnb, Inc., Class A(b)(c)	326,265	36,208,890
Household Products–2.15%
Church & Dwight Co., Inc.	261,697	23,021,485
Procter & Gamble Co. (The)	312,828	43,454,938
		66,476,423
Industrial Conglomerates–0.98%
Honeywell International, Inc.	157,699	30,350,750
Industrial Machinery–1.62%
Otis Worldwide Corp.	641,278	50,128,701
Industrial REITs–2.96%
Duke Realty Corp.	68,273	4,271,159
Prologis, Inc.	656,926	87,082,110
		91,353,269
Integrated Oil & Gas–2.40%
Exxon Mobil Corp.	763,883	74,043,179
Integrated Telecommunication Services–1.70%
Verizon Communications, Inc.	1,132,448	52,307,773
Interactive Home Entertainment–1.09%
Electronic Arts, Inc.	255,444	33,521,916
Interactive Media & Services–4.83%
Alphabet, Inc., Class A(c)	794,320	92,395,302
Meta Platforms, Inc., Class A(c)	355,708	56,593,143
		148,988,445
Internet & Direct Marketing Retail–3.57%
Amazon.com, Inc.(c)	816,616	110,202,329
Internet Services & Infrastructure–0.32%
MongoDB, Inc.(c)	31,268	9,770,312
Investment Banking & Brokerage–0.67%
Charles Schwab Corp. (The)	300,711	20,764,095
IT Consulting & Other Services–1.70%
Accenture PLC, Class A	121,126	37,096,049

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
IT Consulting & Other Services–(continued)
Amdocs Ltd.	175,210	$15,253,782
		52,349,831
Managed Health Care–3.21%
UnitedHealth Group, Inc.	182,301	98,869,124
Movies & Entertainment–1.05%
Netflix, Inc.(b)(c)	144,334	32,460,717
Oil & Gas Exploration & Production–0.89%
APA Corp.	739,623	27,491,787
Oil & Gas Storage & Transportation–1.13%
Cheniere Energy, Inc.	116,255	17,389,423
Magellan Midstream Partners L.P.	336,774	17,343,861
		34,733,284
Other Diversified Financial Services–1.84%
Equitable Holdings, Inc.	1,995,505	56,732,207
Personal Products–0.18%
Coty, Inc., Class A(c)	738,739	5,407,570
Pharmaceuticals–6.82%
AstraZeneca PLC, ADR (United Kingdom)(b)	795,743	52,702,059
Bayer AG (Germany)	388,690	22,651,615
Eli Lilly and Co.	270,751	89,263,897
Johnson & Johnson	262,016	45,727,033
		210,344,604
Property & Casualty Insurance–1.30%
Allstate Corp. (The)	342,409	40,051,581
Railroads–1.08%
Union Pacific Corp.	146,615	33,325,590
Regional Banks–1.10%
First Citizens BancShares, Inc., Class A	44,952	34,014,279
Semiconductor Equipment–1.20%
Applied Materials, Inc.	349,141	37,001,963
Semiconductors–2.85%
Advanced Micro Devices, Inc.(c)	396,545	37,461,606
QUALCOMM, Inc.	347,766	50,446,936
		87,908,542
Soft Drinks–2.67%
Coca-Cola Co. (The)	826,766	53,053,574
Shares		Value
Soft Drinks–(continued)
PepsiCo, Inc.	167,410	$29,290,054
		82,343,628
Systems Software–10.53%
Crowdstrike Holdings, Inc., Class A(b)(c)	54,577	10,020,337
Microsoft Corp.	796,060	223,485,884
ServiceNow, Inc.(c)	54,810	24,481,435
VMware, Inc., Class A	573,766	66,671,609
		324,659,265
Technology Hardware, Storage & Peripherals–5.65%
Apple, Inc.	1,072,861	174,350,641
Thrifts & Mortgage Finance–0.50%
Rocket Cos., Inc., Class A	1,627,005	15,489,088
Total Common Stocks & Other Equity Interests (Cost $2,401,655,353)		3,034,284,505
Money Market Funds–1.12%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	12,064,702	12,064,702
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	8,638,134	8,638,134
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	13,788,230	13,788,230
Total Money Market Funds (Cost $34,489,915)		34,491,066
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.49% (Cost $2,436,145,268)		3,068,775,571
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.96%
Invesco Private Government Fund, 1.77%(d)(e)(f)	8,293,804	8,293,804
Invesco Private Prime Fund, 1.89%(d)(e)(f)	21,326,926	21,326,926
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,620,730)		29,620,730
TOTAL INVESTMENTS IN SECURITIES–100.45% (Cost $2,465,765,998)		3,098,396,301
OTHER ASSETS LESS LIABILITIES—(0.45)%		(13,798,943)
NET ASSETS–100.00%		$3,084,597,358
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,257,044	$107,612,598	$(97,804,940)	$-	$-	$12,064,702	$46,126
Invesco Liquid Assets Portfolio, Institutional Class	1,784,070	76,866,141	(70,011,759)	937	(1,255)	8,638,134	26,390
Invesco Treasury Portfolio, Institutional Class	2,579,479	122,985,826	(111,777,075)	-	-	13,788,230	37,713
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,128,732	215,137,137	(221,972,065)	-	-	8,293,804	27,659*
Invesco Private Prime Fund	35,300,375	523,631,277	(537,596,823)	-	(7,903)	21,326,926	83,168*
Total	$57,049,700	$1,046,232,979	$(1,039,162,662)	$937	$(9,158)	$64,111,796	$221,056

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,011,632,890	$22,651,615	$—	$3,034,284,505
Money Market Funds	34,491,066	29,620,730	—	64,111,796
Total Investments	$3,046,123,956	$52,272,345	$—	$3,098,396,301
Invesco Charter Fund